Accumulated Other Comprehensive Income - Summary of Amount of Income Tax (Obligation) Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning of year	$ 12	$ (15)	$ 2
Net unrealized (gain) loss	(30)	18	(22)
Reclassification of net gain to net income	5	9	5
Balance, end of year	$ (13)	$ 12	$ (15)